Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets by Major Asset Class
The following sets forth the intangible assets by major asset class as of December 31, 2017 and 2016:

		2017		2016
(in thousands)	Weighted Average Life (in years)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized Intangible Assets:
Patent and license rights	9.41	$407,635	$(280,434)	$373,609	$(233,406)
Developed technology	11.82	771,893	(544,633)	708,825	(469,312)
Customer base, trademarks, and non-compete agreements	10.28	437,213	(292,356)	422,797	(245,354)
	10.76	$1,616,741	$(1,117,423)	$1,505,231	$(948,072)
Unamortized Intangible Assets:
Goodwill		$2,012,904		$1,925,518

Changes in Intangible Assets
The changes in intangible assets for the years ended December 31, 2017 and 2016 are as follows:

(in thousands)	Intangibles	Goodwill
BALANCE AT DECEMBER 31, 2015	$636,421	$1,875,698
Additions	70,937	—
Purchase adjustments	(321)	316
Additions from acquisitions	23,700	76,807
Amortization	(137,949)	—
Disposals	(29)	(2,650)
Impairment losses	(21,423)	—
Foreign currency translation adjustments	(14,177)	(24,653)
BALANCE AT DECEMBER 31, 2016	$557,159	$1,925,518
Additions	15,527	—
Additions from acquisitions	28,700	26,934
Amortization	(133,797)	—
Disposals	(897)	—
Foreign currency translation adjustments	32,626	60,452
BALANCE AT DECEMBER 31, 2017	$499,318	$2,012,904

Amortization of Intangibles for the Next Five Years	Amortization of intangibles for the next five years is expected to be approximately:

(in thousands)	Amortization
Years ended December 31:
2018	$114,009
2019	$92,717
2020	$65,503
2021	$56,214
2022	$40,692